INCOME TAXES (Schedule of deferred income tax assets and liabilities) (Details) $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Deferred tax assets
Non-capital loss carryforwards		$ 19,725		$ 20,240
Share issuance costs		847		1,406
Unrealized gains (losses) on investments		5,858		823
Right of use assets		287		614
Fixed assets		77		0
Intangible assets		718		0
Goodwill		7,747		0
Sec 174 - R&D expense		263		0
Other		564		677
Allowance for doubtful accounts		64		0
Gross deferred tax assets		36,150		23,760
Valuation allowance		(36,150)		(20,909)
Total net deferred tax assets		0		2,851
Deferred tax liabilities
Intangible assets		0		4,094
Lease obligations		0		469
Total deferred tax liabilities		0		4,563
Net deferred tax liabilities		$ 0		$ (1,712)
TruHC Pharma GmbH [Member]
Deferred tax assets
Non-capital loss carryforwards | €	€ 174,000		€ 64,000
Right of use assets | €	(154,000)		(179,000)
Fixed assets | €	8,000		3,000
Gross deferred tax assets | €	193,000		71,000
Valuation allowance | €	(193,000)		(71,000)
Total net deferred tax assets | €	0		0
Deferred tax liabilities
Lease obligations | €	165,000		183,000
Net deferred tax liabilities | €	€ 0		€ 0